Commitments And Contingencies (Schedule Of Minimum Payments Under Lease Agreements) (Details) - Property Rental Agreements [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 10,828
2017	13,908
2018	11,800
2019	9,657
2020	9,732
Thereafter	65,253
Head lease payments	$ 121,178